Document and Entity Information	Jun. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 29, 2026
Entity Registrant Name	JATT II Acquisition Corp
Entity Incorporation State Country Code	E9
Entity File Number	001-43237
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	153 Central Avenue
Entity Address Address Line 2	C/O 56
Entity Address City Or Town	Westfield
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07091
City Area Code	201
Local Phone Number	688-0364
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value $0.0001 per share
Trading Symbol	JATT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002112446